Fees Summary	6 Months Ended
Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,312,000
Total Fee Amount	1,700.29
Total Offset Amount	0.00
Net Fee	$ 1,700.29